PROPERTY AND EQUIPMENT - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital commitments [line items]
Total commitments	$ 766	$ 696
Less than 1 year
Disclosure of capital commitments [line items]
Total commitments	747	677
Between 1 and 5 years
Disclosure of capital commitments [line items]
Total commitments	$ 19	$ 19